Financial Instruments - Additional Information (Detail) - CAD ($)	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 955,325,000,000	$ 949,234,000,000
Decreases (increases) in the Bank's before-tax annual earnings	66,000,000	65,000,000	$ 59,000,000
The unrealized foreign currency translation gains	391,000,000	384,000,000	$ 334,000,000
Derivative asset transferred into Level 3	0	0
Derivative asset transferred out of Level 3	0	0
Derivative liabilities transferred out of Level 3	0	0
Derivative liabilities transferred into Level 3	0	0
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	781,659,000,000
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	173,666,000,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 334,399,000,000	$ 326,690,000,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of residential mortgage portfolio insured	42.00%	43.00%
Percentage of residential mortgage portfolio uninsured to average loan value	55.00%	54.00%
Credit risk exposure default amount	$ 242,749,000,000
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	91,650,000,000	$ 87,000,000,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 48,000,000,000	$ 45,000,000,000
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio	80.00%